Organization and Nature of Operations - Initial Public Offering and put right conversion (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Nov. 24, 2025	Nov. 14, 2025	Nov. 06, 2025	Nov. 04, 2025	Aug. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025
Organization and Nature of Operations
Shares issued	1,735,989					1,667,000
Price per share (in dollars per share)						$ 9
Proceeds from issuance of shares	$ 15,600		$ 15,000				$ 2,378
Deferred offering costs	2,000		$ 2,000
Percentage of stock sold in offering			7.00%	7.00%
Exercise price of warrant								$ 10.35
Number of shares issued as conversion			130,719
Related party
Organization and Nature of Operations
Shares repurchased		246,912
Shares repurchased price per share		$ 8.1
Payment on shares repurchased		$ 2,000
Baron Hunter Group, LLC | Related party
Organization and Nature of Operations
Shares repurchased		123,456
Shares repurchased price per share		$ 8.10
Payment on shares repurchased		$ 1,000
Steele Creek Partners LLC | Related party
Organization and Nature of Operations
Shares repurchased		123,456
Shares repurchased price per share		$ 8.1
Payment on shares repurchased		$ 1,000
Put Option
Organization and Nature of Operations
Right to sell, maximum shares					$ 1,000
Discount on issue price					10.00%
Representative's Warrants
Organization and Nature of Operations
Number of shares in exchange of warrants								121,520
Initial Public Offering
Organization and Nature of Operations
Shares issued				1,667,000
Price per share (in dollars per share)				$ 9
Discount on offering price				7.00%
Proceeds from issuance of shares	$ 15,000
Initial Public Offering | Representative's Warrants
Organization and Nature of Operations
Number of shares in exchange of warrants	4,830		116,690	121,520
Exercise price of warrant	$ 10.35			$ 10.35
Over-allotments
Organization and Nature of Operations
Shares issued	68,989
Discount on offering price				7.00%
Duration of over allotment	45 days			45 days
Shares reserved				250,050
Shares expired	181,061
Proceeds from issuance of shares	$ 600